Summary of Significant Accounting Policies (Details 1) - USD ($)	Dec. 31, 2018	Jun. 30, 2018
Accounting Policies [Abstract]
Current assets	$ 55,256,440	$ 50,219,221
Property, plants and equipment	2,099,216	2,748,409
Total assets	57,355,656	52,967,630
Liabilities	(48,500,734)	(43,372,069)
Intercompany payables	(7,316,478)	(7,705,339)	[1]
Total liabilities	(55,817,212)	(51,077,408)
Net assets	$ 1,538,444	$ 1,890,222

[1]	Payables to China-ACMH and BVI-ACM have been eliminated in consolidation.